Equity - Share capital (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 BRL (R$) shares
Share capital
Quantity of shares	402,190,540	402,190,540	401,803,041
Authorized share capital (in US dollar) | $		$ 50
Authorized shares	20,000,000,000	20,000,000,000
Share capital paid | R$	R$ 13		R$ 13
Reserves | R$	R$ 8,147,285		R$ 7,817,670
Ordinary shares [member]
Share capital
Quantity of shares	285,153,435	285,153,435	284,765,936
Shares par value (in dollar per share) | R$ / shares	R$ 0.0000025
Preference shares [member]
Share capital
Quantity of shares	117,037,105	117,037,105	117,037,105